Note 3 - Discontinued Operations (Details Textual) - USD ($)			12 Months Ended
		Oct. 09, 2018	Mar. 31, 2020	Mar. 31, 2019
Effect of LIFO Inventory Liquidation on Income			$ 6,600,000	$ 28,700,000
Pension Termination [Member]
Disposal Group, Including Discontinued Operation, Restructuriing Charge			(902,000)
Modesto Facility [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Divestiture of Businesses, Net of Cash Divested, Total		$ 63,326,000
Disposal Group, Including Discontinued Operation, Revenue, Percent		15.00%
Disposal Group, Including Discontinued Operation, Restructuriing Charge	[1]		$ (1,150,000)	4,515,000
Effect of LIFO Inventory Liquidation on Income				24,211,000
Modesto Facility [Member] | Discontinued Operations, Disposed of by Sale [Member] | Plant and Equipment [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property				51,446,000
Modesto Facility [Member] | Discontinued Operations, Disposed of by Sale [Member] | Bins [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property				4,975,000
Modesto Facility [Member] | Discontinued Operations, Disposed of by Sale [Member] | Employee Severance [Member]
Restructuring Costs, Total				$ 3,746,000

[1]	Includes $902,000 credit for pension termination in fiscal 2020. Includes $3,746,000 of Modesto severance in fiscal 2019.